Fixed Assets, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Fixed Assets, Net [Abstract]
Fixed Assets, Net
14.	Fixed Assets, Net

Fixed assets, net consisted of the following (in thousands):

	March 31, 2012	December 31, 2011
Computer and communications equipment	$202,485	$198,322
Software, including software development costs	143,080	138,845
Leasehold improvements and other fixed assets	114,052	111,573

	459,617	448,740
Less: accumulated depreciation and amortization	324,049	312,672

Fixed assets, net	$135,568	$136,068

Depreciation expense was $8.9 million and $8.4 million for the three months ended March 31, 2012 and 2011, respectively. Depreciation is included as part of “Occupancy and equipment” in the Company’s unaudited condensed consolidated statements of operations.

In accordance with FASB guidance, the Company capitalizes qualifying computer software development costs incurred during the application development stage and amortizes them over their estimated useful life of three years on a straight-line basis. For the three months ended March 31, 2012 and 2011, software development costs totaling $4.0 million and $3.3 million, respectively, were capitalized. Amortization of software development costs totaled $2.7 million and $2.9 million for the three months ended March 31, 2012 and 2011, respectively. Amortization of software development costs is included as part of “Occupancy and equipment” in the Company’s unaudited condensed consolidated statements of operations.

Impairment charges of $0.8 million were recorded for the three months ended March 31, 2012, related to the evaluation of capitalized software projects for future benefit and for fixed assets no longer in service. Impairment charges related to capitalized software and fixed assets are reflected in “Occupancy and equipment” in the Company’s unaudited condensed consolidated statements of operations.

13.	Fixed Assets, Net

Fixed assets, net consisted of the following (in thousands):

	December 31, 2011	December 31, 2010
Computer and communications equipment	$198,322	$183,075
Software, including software development costs	138,845	118,448
Leasehold improvements and other fixed assets	111,573	102,344

	448,740	403,867
Less: accumulated depreciation and amortization	312,672	270,439

Fixed assets, net	$136,068	$133,428

Depreciation expense was $34.3 million, $34.1 million and $34.9 million for years ended December 31, 2011, 2010 and 2009, respectively. Depreciation is included as part of “Occupancy and equipment” in the Company’s consolidated statements of operations.

In accordance with FASB guidance, the Company capitalizes qualifying computer software development costs incurred during the application development stage and amortizes them over their estimated useful life of three years on a straight-line basis. For the years ended December 31, 2011, 2010 and 2009, software development costs totaling $15.9 million, $14.8 million and $15.5 million, respectively, were capitalized. Amortization of software development costs totaled $11.4 million, $11.9 million and $13.4 million, for the years ended December 31, 2011, 2010 and 2009, respectively. Amortization of software development costs is included as part of “Occupancy and equipment” in the Company’s consolidated statements of operations.

Impairment charges of $0.8 million, $0.3 million and $1.2 million were recorded for the years ended December 31, 2011, 2010 and 2009, respectively, related to the evaluation of capitalized software projects for future benefit and for fixed assets no longer in service. Impairment charges related to capitalized software and fixed assets are reflected in “Occupancy and equipment” in the Company’s consolidated statements of operations.